DESCRIPTION OF THE PLAN - Schedule of Investment Fund Concentrations (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Current Value	$ 51,809,429	$ 43,649,342
% of Total Fair Value	57.00%	57.70%
Investment, Identifier [Axis]: Mutual Funds | American Funds Capital World Bond - Class R3
EBP, Description of Plan [Line Items]
Current Value	$ 376,648
Investment, Identifier [Axis]: Mutual Funds | American Funds Capital World Growth and Income Fund - Class R3
EBP, Description of Plan [Line Items]
Current Value	2,147,916
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth Fund - Class R3
EBP, Description of Plan [Line Items]
Current Value	1,784,036
Investment, Identifier [Axis]: Mutual Funds | American Funds Fundamental Investors - Class R3
EBP, Description of Plan [Line Items]
Current Value	2,402,648
Investment, Identifier [Axis]: Mutual Funds | American Funds Investment Company of America Fund - Class R3
EBP, Description of Plan [Line Items]
Current Value	1,708,515
Investment, Identifier [Axis]: Mutual Funds | American Funds New Perspective Fund - Class R3
EBP, Description of Plan [Line Items]
Current Value	2,341,900
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2025 Class - R4
EBP, Description of Plan [Line Items]
Current Value	3,411,436
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2030 Class - R4
EBP, Description of Plan [Line Items]
Current Value	412,171
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2035 Class - R4
EBP, Description of Plan [Line Items]
Current Value	$ 11,211,570	$ 10,343,922
% of Total Fair Value	12.30%	13.70%
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2040 Class - R4
EBP, Description of Plan [Line Items]
Current Value	$ 70,843
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2045 Class - R4
EBP, Description of Plan [Line Items]
Current Value	$ 9,957,800	$ 7,631,492
% of Total Fair Value	11.00%	10.10%
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2050 Class - R4
EBP, Description of Plan [Line Items]
Current Value	$ 549,623
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2055 Class - R4
EBP, Description of Plan [Line Items]
Current Value	89,964
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2060 Class - R4
EBP, Description of Plan [Line Items]
Current Value	62,626
Investment, Identifier [Axis]: Mutual Funds | American Funds Target Date Retirement Fund 2065 Class - R4
EBP, Description of Plan [Line Items]
Current Value	54,082
Investment, Identifier [Axis]: Mutual Funds | American Funds The Bond Fund of America - Class R3
EBP, Description of Plan [Line Items]
Current Value	935,096
Investment, Identifier [Axis]: Mutual Funds | American Funds The Growth Fund of America - Class R3
EBP, Description of Plan [Line Items]
Current Value	4,126,450
Investment, Identifier [Axis]: Mutual Funds | American Funds The Income Fund of America - Class R4
EBP, Description of Plan [Line Items]
Current Value	$ 17,748,550	$ 14,363,741
% of Total Fair Value	19.50%	19.00%
Investment, Identifier [Axis]: Mutual Funds | American Funds U.S. Government Money Market Fund - Class R3
EBP, Description of Plan [Line Items]
Current Value	$ 4,542,856
Investment, Identifier [Axis]: Mutual Funds | Invesco Income Fund - Investor Class
EBP, Description of Plan [Line Items]
Current Value	452,685
Investment, Identifier [Axis]: Mutual Funds | MFS Total Return - Class R3
EBP, Description of Plan [Line Items]
Current Value	368,600
Investment, Identifier [Axis]: Mutual Funds | MFS Utilities Fund - Class R3
EBP, Description of Plan [Line Items]
Current Value	686,829
Investment, Identifier [Axis]: Mutual Funds | Vanguard 500 Index Fund - Admiral
EBP, Description of Plan [Line Items]
Current Value	$ 12,891,509	$ 11,310,187
% of Total Fair Value	14.20%	14.90%
Investment, Identifier [Axis]: Mutual Funds | Vanguard Emerging Markets Stock Index Fund - Admiral
EBP, Description of Plan [Line Items]
Current Value	$ 1,416,595
Investment, Identifier [Axis]: Mutual Funds | Vanguard Energy Fund - Investor Class
EBP, Description of Plan [Line Items]
Current Value	1,453,008
Investment, Identifier [Axis]: Mutual Funds | Vanguard Global Capital Cycles Fund - Investor Class
EBP, Description of Plan [Line Items]
Current Value	1,589,809
Investment, Identifier [Axis]: Mutual Funds | Vanguard LifeStrategy Conservative Growth Fund - Investor Class
EBP, Description of Plan [Line Items]
Current Value	1,047,801
Investment, Identifier [Axis]: Mutual Funds | Vanguard LifeStrategy Growth Fund
EBP, Description of Plan [Line Items]
Current Value	2,158,102
Investment, Identifier [Axis]: Mutual Funds | Vanguard LifeStrategy Moderate Growth Fund
EBP, Description of Plan [Line Items]
Current Value	1,490,459
Investment, Identifier [Axis]: Mutual Funds | Vanguard Real Estate Index Fund - Admiral
EBP, Description of Plan [Line Items]
Current Value	1,082,937
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small Cap Value Index Fund - Admiral
EBP, Description of Plan [Line Items]
Current Value	$ 2,227,193